Income taxes (Income Tax Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
CIT tax expense	$ 68,625,597	$ 51,183,346	$ 27,162,678
Land Appreciation Tax ("LAT") expense	36,727,785	25,390,667	25,582,339
Deferred tax expense/ (benefit)	(21,693,532)	(2,399,386)	5,892,472
Actual income tax expense	$ 83,659,850	$ 74,174,627	$ 58,637,489